Virtus Opportunities Trust

Supplement dated January 29, 2018 to the Prospectuses and Statement of Additional Information

(“SAI”) dated January 29, 2018

Important Notice

Availability of Shares

Class T Shares are not currently available for purchase.

Investors should retain this supplement for future reference.

VOT 8020/ClassTNotAvailable (1/2018)